Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Financial Services Portfolio - Select Financial Services Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	33.67%
Annual Return 2014	10.73%
Annual Return 2015	(3.91%)
Annual Return 2016	18.67%
Annual Return 2017	20.94%
Annual Return 2018	(15.86%)
Annual Return 2019	34.24%
Annual Return 2020	0.94%
Annual Return 2021	33.24%
Annual Return 2022	(8.17%)